General (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 10, 2013 Loan	Jan. 10, 2013 Loan
General (Textual)
Cash and short term deposits	$ 221
Net loss	(2,890)	(1,745)
Net cash used in operating activities	(826)	(836)
Total number of loans agreements with related companies			2	2
Amount of loan agreements			$ 109	$ 46